Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	SMARTFINANCIAL INC.
Entity Central Index Key	0001038773
Entity Filer Category	Accelerated Filer
Document Type	S-4/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	false